TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4%
	FEDERAL HOME LOAN MORTGAGE CORP. — 25.0%(a)
69,838	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 71,274
528,796	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	504,398
363,866	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	347,175
102,091	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	99,588
315,985	Freddie Mac Multifamily Structured Pass Through Series Q015 A (b),(c)	SOFR30A + 0.200%	4.7580	08/25/24	315,552
2,390	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1		1.7660	02/25/25	2,382
1,349,842	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	1,322,517
919,298	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b)	US0001M + 0.490%	5.1590	02/25/26	917,109
1,606,211	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,568,301
1,291,074	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b)	US0001M + 0.500%	5.1690	11/25/26	1,289,273
1,009,631	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b)	US0001M + 0.700%	5.3690	02/25/27	1,013,704
289,730	Freddie Mac Multifamily Structured Pass Through Series KF81 AS (b)	SOFR30A + 0.400%	4.9260	06/25/27	288,660
386,820	Freddie Mac Multifamily Structured Pass Through Series KF81 AL (b)	US0001M + 0.360%	5.0290	06/25/27	385,386
227,398	Freddie Mac Multifamily Structured Pass Through Series KF93 AS (b)	SOFR30A + 0.310%	4.8360	10/25/27	226,078
188,887	Freddie Mac Multifamily Structured Pass Through Series KF93 AL (b)	US0001M + 0.280%	4.9490	10/25/27	187,640
738,482	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b)	SOFR30A + 0.420%	4.9460	06/25/30	733,923
933,715	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b)	SOFR30A + 0.510%	5.0360	06/25/30	929,697
1,107,723	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b)	US0001M + 0.370%	5.0390	06/25/30	1,100,829
2,335,000	Freddie Mac Multifamily Structured Pass Through Series KJ37 A2		2.3330	11/25/30	2,080,059
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,531,617
356,976	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b)	US0001M + 0.390%	5.0590	10/25/45	355,578
1,292,682	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (d)		1.2420	05/25/51	1,187,717
2,122	Freddie Mac Non Gold Pool Series 845830(b)	US0006M + 1.655%	3.5490	07/01/24	2,091
37,447	Freddie Mac Non Gold Pool Series 847103(b)	H15T1Y + 2.302%	4.4490	01/01/33	36,652
376,686	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	4.2200	08/01/33	377,561
60,216	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	4.3500	11/01/33	61,333
103,866	Freddie Mac Non Gold Pool Series 1B2025(b)	US0012M + 1.862%	3.8070	06/01/34	105,209
66,650	Freddie Mac Non Gold Pool Series 1B2721(b)	US0012M + 1.727%	3.9960	01/01/35	65,705
86,921	Freddie Mac Non Gold Pool Series 783000(b)	H15T1Y + 2.280%	4.4050	01/01/35	84,820
80,991	Freddie Mac Non Gold Pool Series 783028(b)	H15T1Y + 2.250%	4.4980	02/01/35	82,229
66,940	Freddie Mac Non Gold Pool Series 1Q0160(b)	US0012M + 1.765%	4.0150	09/01/35	66,785
114,797	Freddie Mac Non Gold Pool Series 848575(b)	H15T1Y + 2.264%	4.2370	02/01/36	115,424
102,964	Freddie Mac Non Gold Pool Series 848685(b)	H15T1Y + 2.285%	4.3770	02/01/36	102,450
73,988	Freddie Mac Non Gold Pool Series 1Q0092(b)	H15T1Y + 2.245%	3.8580	03/01/36	75,292

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 25.0%(a) (Continued)
31,652	Freddie Mac Non Gold Pool Series 1H2695(b)	H15T1Y + 2.165%	3.5850	04/01/36	$ 31,107
154,671	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	4.0660	05/01/36	158,504
143,346	Freddie Mac Non Gold Pool Series 1J1382(b)	US0012M + 1.640%	3.8900	11/01/36	140,365
357,146	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.250%	4.0630	03/01/37	364,513
82,683	Freddie Mac Non Gold Pool Series 1Q1104(b)	US0012M + 1.724%	3.6420	04/01/37	81,521
16,657	Freddie Mac Non Gold Pool Series 1Q1097(b)	US0012M + 1.903%	4.0490	04/01/37	16,351
27,711	Freddie Mac Non Gold Pool Series 1Q1131(b)	US0006M + 1.770%	3.6430	06/01/37	26,830
23,505	Freddie Mac Non Gold Pool Series 848565(b)	US0012M + 1.742%	3.8760	12/01/37	23,128
147,068	Freddie Mac Non Gold Pool Series 1Q1380(b)	US0012M + 1.977%	4.0850	03/01/38	144,820
47,864	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.208%	4.2280	09/01/38	46,998
900,690	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	4.2340	09/01/38	921,625
20,423	Freddie Mac Non Gold Pool Series 1Q0647(b)	US0012M + 1.769%	3.4770	11/01/38	19,976
55,967	Freddie Mac Non Gold Pool Series 1Q1302(b)	US0012M + 1.703%	3.9420	11/01/38	55,050
257,847	Freddie Mac Non Gold Pool Series 849046(b)	US0012M + 1.896%	3.2750	09/01/41	252,717
64,306	Freddie Mac Non Gold Pool Series 2B7388(b)	US0012M + 1.840%	3.9350	01/01/46	65,293
452,732	Freddie Mac Pool Series SB8031		2.5000	02/01/35	420,190
8,051	Freddie Mac REMICS Series 1628 LZ (c)		6.5000	12/15/23	7,808
67,195	Freddie Mac REMICS Series 2903 Z (c)		5.0000	12/15/24	64,744
15,078	Freddie Mac REMICS Series 3104 DH (c)		5.0000	01/15/26	14,475
41,210	Freddie Mac REMICS Series 2102 PE (c)		6.5000	12/15/28	41,404
26,445	Freddie Mac REMICS Series 2131 ZB (c)		6.0000	03/15/29	25,775
13,143	Freddie Mac REMICS Series 2412 OF (b),(c)	US0001M + 0.950%	5.6340	12/15/31	12,882
6,803	Freddie Mac REMICS Series 2450 FW (b),(c)	US0001M + 0.500%	5.1840	03/15/32	6,573
24,236	Freddie Mac REMICS Series 2448 FV (b),(c)	US0001M + 1.000%	5.6840	03/15/32	23,744
36,061	Freddie Mac REMICS Series 2581 FD (b),(c)	US0001M + 0.750%	5.4340	12/15/32	35,049
11,273	Freddie Mac REMICS Series 2557 WF (b),(c)	US0001M + 0.400%	5.0840	01/15/33	10,856
28,315	Freddie Mac REMICS Series 2768 PW (c)		4.2500	03/15/34	26,708
168,853	Freddie Mac REMICS Series 2978 JG (c)		5.5000	05/15/35	173,427
251,933	Freddie Mac REMICS Series 3036 NE (c)		5.0000	09/15/35	254,603
159,673	Freddie Mac REMICS Series 3620 AT (b),(c)		3.8810	12/15/36	158,029
124,068	Freddie Mac REMICS Series 3412 AY (c)		5.5000	02/15/38	126,277
126,111	Freddie Mac REMICS Series 3561 W (c),(d)		2.5510	06/15/48	106,894
					22,492,244

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.8%(a) (Continued)
3,893	Fannie Mae Pool Series 762519		5.5000	11/01/23	$ 3,879
1,650	Fannie Mae Pool Series 303212(b)	US0006M + 2.170%	4.4200	02/01/25	1,626
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	1,995,260
23,322	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.434%	3.6030	01/01/30	22,639
19,245	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	3.2650	05/01/32	19,042
57,280	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.211%	3.2110	04/01/33	56,740
122,207	Fannie Mae Pool Series 555375		6.0000	04/01/33	127,786
57,327	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	3.9260	06/01/33	56,800
21,550	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.164%	3.2890	07/01/33	20,747
16,035	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	4.2660	08/01/33	15,877
56,584	Fannie Mae Pool Series 751930(b)	US0012M + 1.750%	4.0000	10/01/33	55,496
36,151	Fannie Mae Pool Series AL1271(b)	H15T1Y + 2.287%	4.3640	10/01/33	35,610
337,841	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.185%	4.2180	11/01/33	345,911
34,613	Fannie Mae Pool Series 766907(b)	US0012M + 1.800%	2.6420	03/01/34	35,238
25,787	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.198%	3.8560	04/01/34	25,190
17,956	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	3.9930	04/01/34	17,352
355,234	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.221%	3.8530	10/01/34	363,031
107,642	Fannie Mae Pool Series 805753(b)	H15T1Y + 2.313%	4.4380	01/01/35	107,280
54,549	Fannie Mae Pool Series 813844(b)	US0006M + 1.534%	5.4610	01/01/35	55,230
14,813	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.195%	3.5860	05/01/35	14,602
33,262	Fannie Mae Pool Series 894530(b)	H15T1Y + 2.486%	4.6110	05/01/35	33,407
7,448	Fannie Mae Pool Series 823235(b)	US0012M + 2.473%	4.2230	06/01/35	7,303
130,796	Fannie Mae Pool Series 889822(b)	US0012M + 1.565%	3.6180	07/01/35	130,544
57,721	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	4.1170	07/01/35	57,255
24,641	Fannie Mae Pool Series 995269(b)	US0006M + 1.546%	4.9890	07/01/35	24,840
52,337	Fannie Mae Pool Series 735667		5.0000	07/01/35	53,465
51,933	Fannie Mae Pool Series 832249(b)	US0012M + 1.553%	3.8030	08/01/35	50,967
33,938	Fannie Mae Pool Series 838444(b)	H15T1Y + 2.223%	4.2230	08/01/35	33,395
106,141	Fannie Mae Pool Series 838948(b)	US0006M + 1.510%	5.4140	08/01/35	107,117
8,865	Fannie Mae Pool Series 844532(b)	12MTA + 1.771%	4.5810	11/01/35	8,676
8,158	Fannie Mae Pool Series 846695(b)	US0006M + 2.670%	4.7950	11/01/35	8,005
188,472	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	4.3100	01/01/36	187,282
32,915	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	4.3930	01/01/36	32,072
115,461	Fannie Mae Pool Series 846749(b)	US0006M + 2.428%	4.6780	01/01/36	113,055

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.8%(a) (Continued)
98,489	Fannie Mae Pool Series 880373(b)	US0012M + 1.538%	3.8020	02/01/36	$ 99,418
19,617	Fannie Mae Pool Series 880366(b)	US0006M + 1.430%	5.0700	02/01/36	20,077
11,811	Fannie Mae Pool Series 995134(b)	H15T1Y + 2.131%	2.8640	06/01/36	11,682
144,226	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	4.1520	08/01/36	149,267
25,119	Fannie Mae Pool Series 886376(b)	12MTA + 2.305%	5.0890	08/01/36	25,220
6,683	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	3.9340	09/01/36	6,617
12,265	Fannie Mae Pool Series 995949(b)	12MTA + 2.343%	5.1380	09/01/36	12,295
145,043	Fannie Mae Pool Series 900197(b)	US0012M + 2.075%	4.3250	10/01/36	144,487
43,161	Fannie Mae Pool Series 995008(b)	12MTA + 2.179%	4.9820	10/01/36	43,154
50,091	Fannie Mae Pool Series AE0870(b)	US0012M + 1.684%	3.8600	11/01/36	49,833
14,827	Fannie Mae Pool Series 906281(b)	US0012M + 1.729%	4.0740	01/01/37	14,583
267,156	Fannie Mae Pool Series 910289(b)	US0012M + 1.804%	2.7920	03/01/37	263,471
635,468	Fannie Mae Pool Series AL1890(b)	US0012M + 1.887%	4.3300	03/01/37	626,971
18,678	Fannie Mae Pool Series 888310(b)	US0012M + 1.565%	2.3150	04/01/37	18,344
188,370	Fannie Mae Pool Series 889819(b)	US0012M + 1.554%	3.6620	04/01/37	189,885
19,663	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	4.0200	06/01/37	19,931
68,471	Fannie Mae Pool Series AB5688		3.5000	07/01/37	64,825
84,023	Fannie Mae Pool Series AD0959(b)	US0006M + 2.030%	4.0370	07/01/37	84,260
34,184	Fannie Mae Pool Series 888628(b)	US0012M + 1.824%	4.1880	07/01/37	33,535
42,374	Fannie Mae Pool Series AL0920		5.0000	07/01/37	43,287
1,493	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,509
143,265	Fannie Mae Pool Series AL1288(b)	US0012M + 1.564%	3.8170	09/01/37	142,296
10,653	Fannie Mae Pool Series AL0883(b)	US0012M + 1.288%	3.4710	01/01/38	10,396
122,515	Fannie Mae Pool Series 964244(b)	US0012M + 1.669%	3.9190	07/01/38	120,716
102,040	Fannie Mae Pool Series 964760(b)	US0012M + 1.639%	3.8890	08/01/38	100,269
5,066	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.254%	3.5850	08/01/39	5,041
26,708	Fannie Mae Pool Series AC8301(b)	US0012M + 1.810%	4.0600	12/01/39	26,160
43,518	Fannie Mae Pool Series AC2472		5.0000	06/01/40	43,888
2,177,156	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.168%	3.7870	12/01/40	2,222,481
8,457	Fannie Mae Pool Series AL2559(b)	US0012M + 1.806%	3.3950	07/01/41	8,272
327,441	Fannie Mae Pool Series AJ0875(b)	US0012M + 1.800%	4.0500	10/01/41	333,315
46,215	Fannie Mae Pool Series AI4385(b)	US0012M + 1.800%	4.0500	12/01/41	45,245
404,699	Fannie Mae Pool Series AO4163		3.5000	06/01/42	383,120
256,344	Fannie Mae Pool Series AB5519		3.5000	07/01/42	242,737

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.8%(a) (Continued)
2,351,324	Fannie Mae Pool Series AO8169		3.5000	09/01/42	$ 2,228,092
313,437	Fannie Mae Pool Series AB7016		4.0000	11/01/42	306,197
590,396	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	559,456
390,796	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	360,551
432,110	Fannie Mae Pool Series MA1404		3.5000	04/01/43	409,531
135,388	Fannie Mae Pool Series AB9096		4.0000	04/01/43	131,926
24,882	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	3.9930	09/01/44	23,718
240,357	Fannie Mae Pool Series MA3536		4.0000	12/01/48	233,370
3,182,158	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,635,536
3,039,507	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,515,172
12,314	Fannie Mae REMICS Series 2005-100 BQ (c)		5.5000	11/25/25	11,863
3	Fannie Mae REMICS Series 1999-57 FC (b),(c)	US0001M + 0.250%	4.9590	11/17/29	2
81,653	Fannie Mae REMICS Series 2000-45 FG (b),(c)	US0001M + 0.550%	5.3110	12/18/30	79,190
119,043	Fannie Mae REMICS Series 2000-45 FD (b),(c)	US0001M + 0.550%	5.3110	12/18/30	118,428
44,221	Fannie Mae REMICS Series 2002-30 FB (b),(c)	US0001M + 1.000%	5.8450	08/25/31	43,297
27,240	Fannie Mae REMICS Series 2002-16 VF (b),(c)	US0001M + 0.550%	5.3950	04/25/32	26,340
8,272	Fannie Mae REMICS Series 2002-71 AP (c)		5.0000	11/25/32	7,979
2,334	Fannie Mae REMICS Series 2003-35 FG (b),(c)	US0001M + 0.300%	5.1450	05/25/33	2,240
27,169	Fannie Mae REMICS Series 2005-29 WQ (c)		5.5000	04/25/35	27,175
86,886	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.6560	05/25/37	85,975
75,370	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.4470	08/25/38	72,036
333,431	Fannie Mae REMICS Series 2010-60 HB (c)		5.0000	06/25/40	336,159
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(c)	US0001M + 1.000%	5.0000	06/25/43	69,851
1,657,050	Fannie Mae REMICS Series 2020-35 FA (b),(c)	US0001M + 0.500%	4.0430	06/25/50	1,648,891
1,509,976	Fannie Mae-Aces Series 2017-M3 A2 (d)		2.4710	12/25/26	1,407,404
2,930,084	Fannie Mae-Aces Series 2017-M14 A2 (d)		2.8660	11/25/27	2,767,779
					25,937,464
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 25.6%
117,625	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	6.0400	06/20/58	117,989
1,075	Ginnie Mae II Pool Series 751387(d)		4.7420	01/20/61	1,065
13,989	Ginnie Mae II Pool Series 710065(d)		4.8100	02/20/61	13,773
15,354	Ginnie Mae II Pool Series 751408(d)		4.8170	06/20/61	15,212
10,577	Ginnie Mae II Pool Series 710084(d)		4.7000	08/20/61	10,457
34,627	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.835%	5.4760	10/20/61	34,645

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 25.6% (Continued)
1,365	Ginnie Mae II Pool Series 773437(d)		4.4850	02/20/62	$ 1,294
392	Ginnie Mae II Pool Series 757339(d)		4.8620	02/20/62	385
3,960	Ginnie Mae II Pool Series 759745(d)		4.8150	05/20/62	3,952
395	Ginnie Mae II Pool Series 757348(d)		4.8490	06/20/62	390
415,445	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.819%	5.4580	06/20/62	415,714
748,398	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.664%	5.3030	07/20/62	747,413
1,582	Ginnie Mae II Pool Series 766556(d)		4.7550	08/20/62	1,575
6,259	Ginnie Mae II Pool Series 777432(d)		4.5990	10/20/62	6,129
139,715	Ginnie Mae II Pool Series 899072(b)	US0001M + 2.026%	6.4000	10/20/62	143,083
4,147	Ginnie Mae II Pool Series 765229(d)		4.5530	11/20/62	3,950
2,810	Ginnie Mae II Pool Series 766542(d)		4.5900	11/20/62	2,587
718,217	Ginnie Mae II Pool Series 899633(b)	US0001M + 1.944%	6.3400	01/20/63	731,137
235,093	Ginnie Mae II Pool Series 898433(b)	US0001M + 2.211%	6.5980	01/20/63	239,635
462,061	Ginnie Mae II Pool Series 899650(b)	US0001M + 1.890%	6.2770	02/20/63	470,683
617,545	Ginnie Mae II Pool Series 899765(b)	US0001M + 1.913%	6.2880	02/20/63	625,802
250,357	Ginnie Mae II Pool Series 898436(b)	US0001M + 2.259%	6.6450	02/20/63	253,498
247,243	Ginnie Mae II Pool Series 899651(b)	US0001M + 2.335%	6.7210	02/20/63	252,398
27,698	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	5.7800	08/20/64	27,818
16,839	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.137%	5.7770	09/20/64	16,863
32,342	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.861%	5.4970	10/20/64	32,368
25,928	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.138%	5.7780	03/20/65	25,992
202,302	Government National Mortgage Association Series 2011-129 FB (b),(c)	US0001M + 0.250%	4.9780	06/16/26	201,018
9,481	Government National Mortgage Association Series 2012-124 HT (c),(d)		6.5000	07/20/32	9,169
41,327	Government National Mortgage Association Series 2003-72 Z ((d)		5.3790	11/16/45	40,587
2,459	Government National Mortgage Association Series 2015-H05 FA (b),(c)	US0001M + 0.300%	4.8660	04/20/61	2,370
15,098	Government National Mortgage Association Series 2012-H21 CF (b),(c)	US0001M + 0.700%	4.8390	05/20/61	14,555
3,722	Government National Mortgage Association Series 2011-H23 HA (c)		3.0000	12/20/61	3,442
302,888	Government National Mortgage Association Series 2012-H20 PT (b),(c)		5.4680	07/20/62	301,895
4,889	Government National Mortgage Association Series 2012-H29 HF (b),(c)	US0001M + 0.500%	4.7490	10/20/62	4,676
12,780	Government National Mortgage Association Series 2013-H02 GF (b),(c)	US0001M + 0.500%	5.0030	12/20/62	12,276
609,332	Government National Mortgage Association Series 2013-H22 FT (b),(c)	H15T1Y + 0.650%	5.3400	04/20/63	608,394
9,057	Government National Mortgage Association Series 2015-H13 FL (b),(c)	US0001M + 0.280%	4.8460	05/20/63	8,653
807,513	Government National Mortgage Association Series 2013-H25 SA (b),(c)	US0001M + 0.750%	5.3160	10/20/63	806,024
3,315,812	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.5930	06/20/64	3,284,487

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 79.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 25.6% (Continued)
326,164	Government National Mortgage Association Series 2014-H16 FL (b),(c)	US0001M + 0.470%	4.8620	07/20/64	$ 322,684
568,419	Government National Mortgage Association Series 2014-H14 FA (b),(c)	US0001M + 0.500%	4.8920	07/20/64	564,640
335,131	Government National Mortgage Association Series 2014-H14 GF (b),(c)	US0001M + 0.470%	5.0360	07/20/64	331,891
869,484	Government National Mortgage Association Series 2014-H15 FA (b),(c)	US0001M + 0.500%	5.0660	07/20/64	863,196
5,853	Government National Mortgage Association Series 2018-H02 FJ (b),(c)	US0001M + 0.200%	4.7660	10/20/64	5,808
812	Government National Mortgage Association Series 2015-H09 HA (c)		1.7500	03/20/65	734
1,589	Government National Mortgage Association Series 2015-H11 FA (b),(c)	US0001M + 0.250%	4.8160	04/20/65	1,523
46,618	Government National Mortgage Association Series 2015-H12 FL (b),(c)	US0001M + 0.230%	4.7960	05/20/65	46,238
12,593	Government National Mortgage Association Series 2015-H19 FH (b),(c)	US0001M + 0.300%	4.8660	07/20/65	12,086
893,470	Government National Mortgage Association Series 2015-H27 FA (b),(c)	US0001M + 0.750%	5.3160	09/20/65	885,071
485,118	Government National Mortgage Association Series 2016-H02 FH (b),(c)	US0001M + 1.000%	5.5660	01/20/66	481,388
882,555	Government National Mortgage Association Series 2018-H11 FJ (b),(c)	US0012M + 0.080%	2.8550	06/20/68	866,746
2,157,711	Government National Mortgage Association Series 2018-H16 FA (b),(c)	US0001M + 0.420%	4.9860	09/20/68	2,113,455
3,054,360	Government National Mortgage Association Series 2020-H04 FP (b),(c)	US0001M + 0.500%	5.0660	06/20/69	3,023,559
4,112,253	Government National Mortgage Association Series 2020-H02 FG (b),(c)	US0001M + 0.600%	5.1660	01/20/70	4,078,699
					23,091,071
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $74,032,106)				71,520,779

	UNITED STATES TREASURY NOTES — 14.2%
4,285,000	United States Treasury Note		3.8750	03/31/25	4,269,936
505,000	United States Treasury Note		3.6250	03/31/28	505,375
5,505,000	United States Treasury Note		4.1250	11/15/32	5,780,250
2,245,000	United States Treasury Note		3.5000	02/15/33	2,246,929
	TOTAL UNITED STATES TREASURY NOTES (Cost $12,717,134)				12,802,490

	SHORT-TERM INVESTMENT — 3.5%
	U.S. TREASURY BILL — 3.5%
3,175,000	United States Treasury Bill (Cost - $3,171,817)		3.3300%	04/11/23	3,171,817

	TOTAL INVESTMENTS - 97.1% (Cost $89,921,057)				$ 87,495,086
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%				2,582,318
	NET ASSETS - 100.0%				$ 90,077,404

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

REMIC	- Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2023.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.